Debt (Details) - USD ($)														12 Months Ended
	Dec. 12, 2024	Nov. 05, 2024	Aug. 14, 2024	Jan. 25, 2024	Dec. 04, 2023	Oct. 27, 2023	Aug. 06, 2023	Jul. 31, 2023	Jul. 12, 2023	May 01, 2023	Apr. 26, 2023	Mar. 08, 2023	Aug. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	May 21, 2024	Apr. 01, 2024	Nov. 30, 2023
Debt [Line Items]
Principal balance												$ 10,300,000
Redemption price percentage				102.50%
Outstanding principal amount percentage														115.00%
Convertible note shares of common stock (in Shares)										29,679	10,241
Share issued (in Shares)										4,638
Borrowing outstanding principal				$ 18,300,000
Loan interest rate				10.00%
Redeem portion amount				$ 5,000,000
Aggregate excess in common stock														49.99%
Fair value														$ 2,123,000	$ 1,545,000
Excess carrying value														700,000
Aggregate interest expense														1,000,000
Issuance remaining								$ 200,000
Interest rate							10.00%
Incurred interest expense														$ 47,700
Warrant exercisable issuance shares (in Shares)														525,114
Related party debt														$ 14,453,000	4,444,000
Related party debt carrying value														0
Bears interest at a rate			10.00%
Amortization payments rate		10.00%
Advanced upon issuance															$ 80,000
Unpaid interest														14.00%
Warrant [Member]
Debt [Line Items]
Exercise price (in Dollars per share)			$ 0.001
Exchange Note [Member]
Debt [Line Items]
Original principal amount													$ 35,000,000
Interest rate													9.00%
Note remaining balance													$ 11,700,000
High Trail Special Situations LLC [Member]
Debt [Line Items]
Maturity date													Aug. 18, 2025
Original Lender [Member]
Debt [Line Items]
Interest rate													20.00%
Convertible Notes [Member]
Debt [Line Items]
Interest rate														20.00%
Redemption price percentage														102.50%
Gross proceeds														$ 8,000,000
Fundamental change percentage														102.50%
Outstanding principal amount percentage														115.00%
Interest rate per year														15.00%
Conversion price per share (in Dollars per share)														$ 114.6
Aggregate excess														4.99%
Outstanding principal amount											$ 1,600,000							$ 1,000,000
Letter Agreement [Member]
Debt [Line Items]
Outstanding principal amount										$ 2,000,000
Loss on redemption										$ 12,000
CP Acquisitions Junior Secured Note [Member]
Debt [Line Items]
Maturity date					Dec. 31, 2024	Dec. 31, 2023
Interest rate						10.00%
Principal amount					$ 4,000,000
Note remaining balance			$ 3,000,000
Junior secured note						$ 3,000,000
Loan outstanding balance			$ 1,500,000
Consolidated CP Acquisitions Note [Member]
Debt [Line Items]
Maturity date				Dec. 31, 2025
Conversion price per share (in Dollars per share)														$ 21.9
Outstanding principal amount														$ 3,900,000
Aggregate of common stock (in Shares)														178,108
Fair value														$ 1,700,000
Related Party Debt [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)																$ 21.9
Convert outstanding principal balance														11,500,000
Related party debt														10,000,000
CP Warrant Conversion [Member]
Debt [Line Items]
Convert outstanding principal balance														2,900,000
GIC Note [Member]
Debt [Line Items]
Convertible notes interest expense																$ 2,300,000
Conversion price per share (in Dollars per share)																$ 4.65
Convert outstanding principal balance														$ 2,700,000
Warrant exercisable issuance shares (in Shares)														492,204
CP Acquisitions Promissory Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)			$ 3.9495
Green Thumb Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)														$ 3.158
Green Thumb Note [Member]
Debt [Line Items]
Borrowing outstanding principal														$ 10,000,000
Aggregate interest expense														$ 156,000
GIC Acquisition, LLC [Member]
Debt [Line Items]
Issuance cost									$ 300,000
Chief Executive Officer [Member]
Debt [Line Items]
Obligated to lend value									$ 500,000
CP Acquisitions and Mack [Member]
Debt [Line Items]
Advanced upon issuance		$ 10,000,000
CP Acquisitions and Mack [Member] | Issuance of Convertible Note Board and Management Changes [Member]
Debt [Line Items]
Advanced upon issuance		$ 20,000,000
Convertible Notes Payable [Member]
Debt [Line Items]
Interest rate														30.00%			9.00%
Principal amount												10,000,000
Securities Exchange Agreement [Member]
Debt [Line Items]
Convertible notes interest expense												$ 10,000,000
Ownership Limitation [Member]
Debt [Line Items]
Ownership percentage														9.99%
Beneficial Ownership Limitation [Member]
Debt [Line Items]
Ownership percentage										4.99%
Beneficial Ownership Limitation One [Member]
Debt [Line Items]
Ownership percentage										4.99%
Common Stock [Member]
Debt [Line Items]
Share issued (in Shares)										25,042
Aggregate of common stock (in Shares)	97,300
Common Stock [Member] | Original Lender [Member]
Debt [Line Items]
Interest rate														30.00%